Investments in Joint Ventures - Summary of Changes to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Beginning balance	R$ 8,506,395	R$ 8,237,190
Cosan ownership interest	50.00%
Interest in earnings of joint ventures	R$ 985,090	1,570,132	R$ 695,165
Other comprehensive income	204,063	58,416
Interest on capital	(42,000)	(158,500)
Dividends	(1,205,749)	(1,200,843)
Ending balance	8,447,799	8,506,395	8,237,190
Raizen Combustiveis S A [member]
Disclosure of joint ventures [line items]
Beginning balance	R$ 3,190,822	3,204,834
Shares issued by the joint venture	3,303,168,484
Shares held by Cosan	1,651,584,242
Cosan ownership interest	50.00%
Interest in earnings of joint ventures	R$ 694,015	737,599
Other comprehensive income	(5,349)	22,949
Interest on capital	(42,000)	(58,500)
Dividends	(651,500)	(716,060)
Ending balance	3,185,988	3,190,822	3,204,834
Raizen Energia S A [member]
Disclosure of joint ventures [line items]
Beginning balance	R$ 5,315,573	5,032,356
Shares issued by the joint venture	5,902,595,634
Shares held by Cosan	2,951,297,817
Cosan ownership interest	50.00%
Interest in earnings of joint ventures	R$ 291,075	832,533
Other comprehensive income	209,412	35,467
Interest on capital		(100,000)
Dividends	(554,249)	(484,783)
Ending balance	R$ 5,261,811	R$ 5,315,573	R$ 5,032,356